Leases - Schedule of Information on Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease cost	$ 71.1	$ 68.8	$ 61.8
Cash paid for leases recognized in operating cash flows	70.5	66.6	60.0
Right-of-use assets obtained in exchange for new lease liabilities	88.8	74.2	$ 50.9
Right-of-use assets recognized in Other assets	$ 219.4	$ 215.1
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Lease liabilities recognized in Other current liabilities	$ 56.7	$ 61.0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Lease liabilities recognized in Other long-term liabilities	$ 174.9	$ 165.2
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	6 years 1 month 6 days	5 years 9 months 18 days
Weighted-average discount rate	1.80%	2.10%